Operations	12 Months Ended
Dec. 31, 2023
Disclosure of joint operations [abstract]
Operations	OPERATIONS
Azul S.A. (“The Company” or “Azul”) is a corporation governed by its bylaws, as per Law No. 6404/76 and by the corporate governance level 2 listing regulation of B3 S.A. – Brasil, Bolsa, Balcão (“B3”). Azul was incorporated on January 3, 2008, and its core business comprises the operation of regular and non-regular airline passenger services, cargo or mail, passenger charter, provision of maintenance and hangarage services for aircraft, engines, parts and pieces, aircraft acquisition and lease, development of frequent-flyer programs, development of related activities and equity holding in other companies since the beginning of its operations on December 15, 2008.
Azul carries out its activities through its subsidiaries, mainly Azul Linhas Aéreas Brasileiras S.A. (“ALAB”) and Azul Conecta Ltda. (“Conecta”), which hold authorization from government authorities to operate as airlines and ATS Viagens e Turismo Ltda (“Azul Viagens”).
Azul’s shares are traded on B3 and on the New York Stock Exchange (“NYSE”) under tickers AZUL4 and AZUL, respectively.
Azul is headquartered at Avenida Marcos Penteado de Ulhôa Rodrigues, 939, 8th floor, in the city of Barueri, state of São Paulo, Brazil.
1.1Organizational structure
The Company’s organizational structure as of December 31, 2023 is as follows:
The table below lists the operational activities in which Azul’s subsidiaries are engaged, as well as the changes in ownership that occurred in the year, when applicable.

					% Equity interest
					December 31,
Company	Type of investment	Main activity	State	Country	2023	2022

Azul IP Cayman Holdco Ltd. (Azul Cayman Holdco)	Direct	Equity holding in other companies	George Town	Cayman Islands	24.8%	—
Azul IP Cayman Ltd. (Azul Cayman)	Indirect	Intellectual property owner	George Town	Cayman Islands	100.0%	—
IntelAzul S.A. (IntelAzul)	Direct	Frequent-flyer program	São Paulo	Brazil	100.0%	100.0%
Azul IP Cayman Holdco Ltd. (Azul Cayman Holdco)	Indirect	Equity holding in other companies	George Town	Cayman Islands	25.0%	—
Azul Linhas Aéreas Brasileiras S.A. (ALAB)	Direct	Airline operations	São Paulo	Brazil	100.0%	100.0%
Azul IP Cayman Holdco Ltd. (Azul Cayman Holdco)	Indirect	Equity holding in other companies	George Town	Cayman Islands	25.0%	—
Azul Conecta Ltda. (Conecta)	Indirect	Airline operations	São Paulo	Brazil	100.0%	100.0%
ATS Viagens e Turismo Ltda. (Azul Viagens)	Indirect	Travel packages	São Paulo	Brazil	99.9%	99.9%
ATSVP Viagens Portugal, Unipessoal LDA (Azul Viagens Portugal)	Indirect	Travel packages	Lisbon	Portugal	100.0%	—
Azul IP Cayman Holdco Ltd. (Azul Cayman Holdco)	Indirect	Equity holding in other companies	George Town	Cayman Islands	25.0%	—
Cruzeiro Participações S.A. (Cruzeiro)	Indirect	Equity holding in other companies	São Paulo	Brazil	99.9%	99.9%
Azul Investments LLP (Azul Investments)	Indirect	Funding	Delaware	USA	100.0%	100.0%
Azul SOL LLC (Azul SOL)	Indirect	Aircraft financing	Delaware	USA	100.0%	100.0%
Azul Finance LLC (Azul Finance)	Indirect	Aircraft financing	Delaware	USA	100.0%	100.0%
Azul Finance 2 LLC (Azul Finance 2)	Indirect	Aircraft financing	Delaware	USA	100.0%	100.0%
Blue Sabiá LLC (Blue Sabiá)	Indirect	Aircraft financing	Delaware	USA	100.0%	100.0%
Canela Investments LLC (Canela)	Indirect	Aircraft financing	Delaware	USA	100.0%	100.0%
Canela Turbo Three LLC (Canela Turbo)	Indirect	Aircraft financing	Delaware	USA	100.0%	100.0%
Azul Saira LLC (Azul Saira)	Indirect	Aircraft financing	Delaware	USA	100.0%	100.0%
Azul Secured Finance LLP (Azul Secured)	Indirect	Funding	Delaware	USA	100.0%	—

Azul Viagens Portugal was incorporated in March 2023, Azul Secured May 2023 and Azul IP Cayman Holdco and Azul IP Cayman in June 2023.
1.2Seasonality
The Company’s operating revenues depend substantially on the general volume of passenger and cargo traffic, which is subject to seasonal changes. Our passenger revenues are generally higher during the summer and winter holidays, in January and July respectively, and in the last two weeks of December, which corresponds to the holiday season. Considering the distribution of fixed costs, this seasonality tends to cause variations in operating results between the quarters of the fiscal year. It should be noted that the COVID-19 pandemic impacted the behavior related to the frequency of travels of the Company’s customers, in the first quarter of 2022 and 2021, thus impacting the accumulated result for the year presented for comparative purposes.